Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net (loss) income for the year	$ (1,639,858)	$ 3,446,930	$ 1,894,631
Adjustments for:
Depreciation and amortization	1,108,629	1,112,418	1,465,759
Employee benefits	41,598	(10,051)	(7,962)
Allowance for doubtful accounts	5,320	27,904	5,339
Interest income from investing activities	(145,995)	(312,821)	(252,290)
Interest expense from financing activities	55,049	16,511	54,404
Unrealized foreign exchange loss (gain), net	18,030	(6,985)	(35,754)
Income tax	3,276,274	752,462	1,122,809
Total Adjustments	2,719,047	5,026,368	4,246,936
Decrease/(Increase) in Trade receivables	515,726	(1,082,991)	(1,209,134)
(Increase)/Decrease in Related parties receivables	(58,523)	17,465	(41,311)
Decrease/(Increase) in Inventory	1,812,770	(1,098,437)	(887,619)
(Increase) in Other receivables, recoverable taxes and prepaid expenses	(2,147,534)	(1,119,466)	(1,013,274)
(Decrease)/Increase in Accounts payable trade	(151,986)	460,359	1,249,042
(Decrease)/Increase in Related parties payables	(93,065)	90,806	39,604
(Decrease)/Increase in Accounts payable other and accrued liabilities and taxes other than income taxes	(1,553,682)	929,780	800,111
Net cash flows provided by operating activities	1,042,753	3,223,884	3,184,355
Investing activities:
Acquisition of property, plant and equipment	(1,271,420)	(1,994,465)	(3,039,501)
Decrease in other non-current assets	(52,293)	159,732	(60,131)
Decrease in Other investments		88,947	339,476
Cash paid for Business acquisition, net		(638,976)
Loans granted to related parties		(477,064)	(412,443)
Collection of loans to related parties	1,071,032	1,939,366
Interest income collected	145,995	102,307	54,237
Net cash flows (used) provided by investing activities	(106,686)	(820,153)	(3,118,362)
Financing activities:
Repurchase and placement of own capital stocks, net	(156,058)	(1,640,296)	(278,863)
Loans received from related parties		(984,623)	(41,027)
Interest expense	(55,049)	(16,511)	(54,404)
Net cash flows used in financing activities	(211,107)	(2,641,430)	(374,294)
Increase (decrease) in cash and cash equivalents	724,960	(237,699)	(308,301)
Cash and cash equivalents at beginning of year	6,987,241	7,203,604	7,536,534
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	(265,754)	21,336	(24,629)
Cash and cash equivalents at end of year	$ 7,446,447	$ 6,987,241	$ 7,203,604